UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                   Form 13F

                                FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: December 31, 2007

       Check here if Amendment [ ]; Amendment Number:
        This Amendment (Check only one.):[ ] is a restatement.
                              		 [ ] adds new holdings entries.

       Institutional Investment Manager Filing this Report:

       Name: 	Arrow Investment Advisors, LLC
       Address: 2943 Olney-Sandy spring Road suite A
             	Olney, MD 20832


       Form 13F File Number: 28-

       The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

       Person Signing this Report on Behalf of Reporting Manager:

       Name: 	Patrick Bassett
       Title:	Chief Compliance Officer
       Phone:	(301) 260-2934

       Signature, Place, and Date of Signing:

                Patrick Bassett         Olney, Maryland      June 4, 2009
                 [Signature]              [City, State]       [Date]

       Report Type (Check only one.):

       [] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

       [] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

       [X]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       List of Other Managers Reporting for this Manager:
       [If there are no entries in this list, omit this section.]

          Form 13F File Number Name

          28-12076           Dorsey Wright & Associates
          [Repeat as necessary.]

                               FORM 13F SUMMARY PAGE


       Report Summary:

       Number of Other Included Managers:	   0

       Form 13F Information Table Entry Total:	   8

       Form 13F Information Table Value Total:	$5,724
                                               (thousands)


       List of Other Included Managers:


       Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.   Form 13F File Number   Name

                28-	               NONE

          [Repeat as necessary.]



            NameOfIssuer                  TitleOfClass        Cusip    MarketValue  SHRS_OR_PRN_AMT SH_PRN     Sole     Shared None
American International Group         Common Stock           026874107   $306,075.00        5,250.00 SH         5,250.00   0.00 0.00
ConocoPhillips                       Common Stock           20825C104   $276,379.00        3,130.00 SH         3,130.00   0.00 0.00
Coca-Cola Company                    Common Stock           191216100   $292,121.20        4,760.00 SH         4,760.00   0.00 0.00
General Electric Company             Common Stock           369604103   $474,125.30       12,790.00 SH        12,790.00   0.00 0.00
Pfizer Incorporated                  Common Stock           717081103   $259,803.90       11,430.00 SH        11,430.00   0.00 0.00
Powershares  DB Commodity Index      ETP                    73935S105   $590,172.00       18,700.00 SH        18,700.00   0.00 0.00
PowerShares DB G10 Curr Harv         ETP                    73935Y102   $466,990.00       17,000.00 SH        17,000.00   0.00 0.00
Goldman Sachs  Flt % Due 12/3/2008   Swap-Custom Equity     EN75FDREC $3,058,793.68    3,058,793.68 SH     3,058,793.68   0.00 0.00
Mo-1                                 Basket